Selling and Administrative Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling and Administrative Expenses [Line Items]
Selling and administrative expenses	€ 2,539,854	€ 2,046,411	€ 1,127,535
Selling and administrative expenses related party	€ 995,435	547,912	244,216
Selling, general and administrative expense [member]
Selling and Administrative Expenses [Line Items]
Selling and administrative expenses		€ 2,046,411	€ 1,127,535